Stock Plans Weighted Average Black-Scholes Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Kraft Foods Group grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.84%	1.04%
Expected life	6 years	6 years
Expected volatility	19.33%	19.40%
Expected dividend yield	3.57%	4.26%
Fair value at grant date	$ 6.16	$ 4.41
Mondelēz International grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.16%
Expected life			6 years
Expected volatility			20.13%
Expected dividend yield			3.08%
Fair value at grant date			$ 4.78